12. Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 20	$ 38
Additions / (Adjustments)	(8)	(18)
Balance	$ 12	$ 20